Matthews China Innovators Active ETF Investment Strategy - Matthews China Innovators Active ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Matthews China Innovators Active ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in China that Matthews believes are innovators in their products, services, processes, business models, management, use of technology, or approach to creating, expanding or servicing their markets. China includes its administrative and other districts, such as Hong Kong. The Fund may also invest in companies located outside of China; however, the Fund may not invest in any company located outside of China if, at the time of purchase, more than 20% of the Fund’s assets are invested in companies located outside of China. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.Matthews seeks to invest in companies whose innovations may support durable growth and business resilience across market cycles. In identifying innovators, Matthews expects to focus on companies that enable or adopt innovation to address significant structural challenges and have the potential to create long term shareholder value. Such companies may include innovation enablers—companies that provide the hardware, software, platforms, and systems that support technological advancements—as well as innovation adopters, companies that apply innovative technologies to enhance efficiency, differentiation, and growth across a wide range of industries. In evaluating potential investments, Matthews may consider how a company’s innovations address structural challenges and support long-term value creation.A company or other issuer is considered to be “located” in China, and a security or instrument is deemed to be a Chinese security or instrument, if it has substantial ties to China. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of China; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within China; (iii) it has the primary trading markets for its securities in China; (iv) it has its principal place of business in or is otherwise headquartered in China; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision in China; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in China; (ii) it is issued to finance a project that has at least 50% of its assets or operations in China; (iii) it is at least 50% secured or backed by assets located in China; (iv) it is a component of or its issuer is included in the MSCI China All Shares Index; or (v) it is denominated in the currency of China and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. Matthews may rely on only one criterion to determine location even if other criteria point to a different location. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.It is important to note that there are no universally agreed upon objective standards for assessing innovators. Innovative companies can be both old and new companies. Innovative companies can exist in any industries, old and new. Companies perceived as innovators in one country or one industry might not be perceived as innovators in another country or another industry. For these reasons, Matthews applies the term innovators broadly and flexibly, using its judgment, and its interpretation may evolve over time. The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. The Fund may invest in companies of any size, including smaller size companies. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization,book value, revenues, profits, cash flow, dividends paid and number of employees. The implementation of the principal investment strategies of the Fund may result in a significant portion of the Fund’s assets being invested from time to time in one or more sectors, but the Fund may invest in companies in any sector. The implementation of the Fund’s principal investment strategies may also result in high portfolio turnover rates. The Fund expects to focus its investments in the common and preferred stocks of companies in science-related and technology-related sectors, which Matthews considers to be the following, among others: telecommunications, telecommunications equipment, computers, semiconductors, semiconductor capital equipment, networking, Internet and online service companies, media, office automation, server hardware producers, software companies (e.g., design, consumer and industrial), biotechnology and medical device technology companies, pharmaceuticals and companies involved in the distribution and servicing of these products.